Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 3,713	$ 4,215	$ 28,560
Prepaid expenses	22,175	3,789	34,573
Total Current Assets	25,888	8,004	63,133
Marketable securities held in trust account		18,000,701	50,880,604
Cash held in trust escrow account	18,929,689	55,000
Total Assets	18,955,577	18,063,705	50,943,737
Current Liabilities:
Accounts payable and accrued offering costs and expenses	903,092	488,308	213,118
Accrued underwriting discount	2,415,000
Other payable	70,000	125,000
Due to related party	45,968	9,837
Total Current Liabilities	5,264,797	1,753,640	387,955
Total Liabilities	5,264,797	1,753,640	387,955
Commitments and contingencies
Ordinary shares subject to possible redemption (1,574,356 shares at $11.47 and 4,725,829 shares at $10.77 per share as of December 31, 2024 and 2023, respectively)	18,929,689	18,055,701	50,880,604
Shareholders’ Deficit:
Preferred shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding as of December 31, 2024 and 2023, respectively
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,280,500 shares issued and outstanding as of December 31, 2024 and 2023, respectively	228	228	228
Additional paid-in capital
Accumulated deficit	(5,239,137)	(1,745,864)	(325,050)
Total Shareholders’ Deficit	(5,238,909)	(1,745,636)	(324,822)
Total Liabilities, Redeemable Ordinary Shares, and Shareholders’ Deficit	18,955,577	18,063,705	50,943,737
Related Party [Member]
Current Liabilities:
Due to related party		9,837	9,837
Promissory notes	558,326	507,046
Third Party [Member]
Current Liabilities:
Promissory notes	$ 1,272,411	$ 623,449	$ 165,000